Accounts Payable and Accrued Expenses: (Details) - Schedule of accounts payable and accrued expenses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable and accrued expenses [Abstract]
Cost of sales - purchases	$ 2,109,427	$ 1,672,223
Other payables and accrued expenses	2,874,069	1,595,710
Total	$ 4,983,496	$ 3,267,933